Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock option expiration period			10 years
Number of shares granted			1,553,723	100,000	100,000	248,567
Share-based compensation expense	$ 486	$ 242	$ 1,164	$ 700
Fair value of option vested			$ 387	$ 538	$ 1,079	$ 963
Unrecognized stock compensation expense					$ 1,252
Share-based compensation expected to be recognized over a weighted-average period					2 years 4 months 2 days
Weighted average grant-date fair value			$ 1.05	$ 3.24	$ 3.24	$ 2.39
Restricted Stock Units (RSUs) [Member]
Unrecognized stock compensation expense	1,977		$ 1,977
Share-based compensation expected to be recognized over a weighted-average period			3 years 2 months 15 days
Restricted stock units issued to employees			873,595
Option Loans
Related Parties Notes Receivable	$ 635		$ 635		$ 635	$ 635
Number of shares issued as collateral for the option loans	675,990		675,990		675,990
Number of collateral shares sold			25,096
Option
Unrecognized stock compensation expense	$ 1,598		$ 1,598
Share-based compensation expected to be recognized over a weighted-average period			2 years 10 months 24 days
Minimum
Stock option granted vesting period			4 years
Maximum
Stock option granted vesting period			5 years
Common Class A | 2018 Stock Incentive Plan
Common stock options authorized	9,198,996		9,198,996		9,198,996